UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$745,485
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,000	1,764,400
		2,509,885
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	957,151
Arizona — 1.2%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,100	1,159,543
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,300	1,474,655
5.00%, 10/01/29	925	1,017,546
		3,651,744
California — 15.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25 (a)	7,150	7,026,591
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.18%, 8/01/37	2,100	523,173
4.87%, 8/01/38	4,800	1,124,544
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	548,265
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,184,520
California State University, RB, Systemwide, Series A:
5.25%, 11/01/38	3,000	3,261,330
5.50%, 11/01/39	1,000	1,106,790
City of San Jose California, ARB, Series A-1, AMT, 5.75%, 3/01/34	700	773,416
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31 (a)	1,800	1,772,352
East Side Union High School District, GO, CAB (AGM), 4.93%, 8/01/29 (b)	15,000	6,066,900
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	4,000	4,544,600
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	2,770	3,008,802

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	$2,200	$2,406,382
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	2,255	2,386,038
5.00%, 10/01/36	1,340	1,412,172
Monterey Peninsula Community College District, GO, CAB, Series C (AGM), 5.08%, 8/01/28 (b)	11,975	5,323,127
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	2,015	2,170,356
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 6.84%, 7/01/38 (b)	1,400	363,524
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	690,472
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	666,060
5.00%, 8/01/38	490	537,344
State of California, GO, 5.13%, 6/01/27	20	20,046
Tamalpais Union High School District, GO, Election of 2001 (AGM), 5.00%, 8/01/13 (c)	1,325	1,418,611
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	675	746,260
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 6.55%, 8/01/36 (b)	2,000	564,540
		49,646,215
Colorado — 0.9%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/27	200	202,128
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.63%, 9/01/32 (b)	5,500	1,543,410
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	1,000	1,126,000
		2,871,538
Florida — 17.3%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,511,272
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	8,600	9,139,650
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,100	1,188,132

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	$900	$980,766
Water & Sewer System (AGM), 5.00%, 10/01/39	6,900	7,511,478
County of Miami-Dade School Board, COP, RB, Series B (AGC), 5.25%, 5/01/31	725	796,057
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	10,300	10,554,410
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,732,448
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	629,288
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,464,013
Lee County, Refunding RB, Series A, AMT, 5.63%, 10/01/26	825	916,121
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,400	3,785,866
(NPFGC), 5.00%, 8/01/31	9,000	9,538,380
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	267,395
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,800	2,011,122
		55,026,398
Georgia — 0.6%
Burke County Development Authority, RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,076,300
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	630	688,842
		1,765,142
Illinois — 19.6%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	2,050	2,322,814
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	5,200	5,503,212
(Syncora), 6.00%, 1/01/29	2,200	2,343,594
City of Chicago Illinois, Board of Education, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	3,046,625

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GO:
CAB, City Colleges (NPFGC), 4.91%, 1/01/31 (b)	$8,370	$3,343,648
Park District, Harbor Facilities, Series C, 5.25%, 1/01/37	4,000	4,422,320
Park District, Harbor Facilities, Series C, 5.25%, 1/01/40	500	551,600
City of Chicago Illinois, RB, Series A, (AGC), 5.00%, 1/01/38	4,000	4,202,320
City of Chicago Illinois, RB, O’Hare International Airport, O’Hare International Airport, Third Lien, Series A, 5.75%, 1/01/39	2,000	2,282,800
City of Chicago Illinois, Refunding RB, ARB, O’Hare International Airport, General, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	2,000	2,037,840
City of Chicago Illinois, Transit Authority, RB, Transit Authority, 5.25%, 12/01/36	515	575,770
County of Cook Illinois, GO, Capital, Improvement, Series C (AMBAC), 5.50%, 11/15/12 (c)	2,460	2,562,508
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	430,704
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	2,070	2,263,483
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	18,175	19,907,259
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 6.01%, 12/15/36 (b)	10,000	2,709,300
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 6.25%, 6/15/44 (b)	2,980	514,527
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	644,759
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,552,760
		62,217,843
Indiana — 1.7%
Indiana Finance Authority, RB, Wastewater Utility, CWA Authority, First Lien, RB, Series A, 5.25%, 10/01/38	1,000	1,118,060
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	350	374,279
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A: 5.75%, 1/01/38	2,000	2,258,540

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (concluded):
(AGC), 5.50%, 1/01/38	$1,575	$1,765,953
		5,516,832
Iowa — 3.3%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	4,925	5,431,241
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, AMT:
5.60%, 12/01/26	1,440	1,542,183
5.70%, 12/01/27	1,440	1,530,086
5.80%, 12/01/29	970	1,024,989
5.85%, 12/01/30	1,010	1,064,732
		10,593,231
Kentucky — 0.7%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,274,120
Louisiana — 1.1%
Jefferson Parish Hospital Service District No. 1, Refunding RB, Jefferson Medical Center, Series A, 6.00%, 1/01/39	1,230	1,368,055
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,357,943
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	600	608,310
		3,334,308
Massachusetts — 7.3%
Massachusetts HFA, RB, Rental Mortgage, Series F, AMT (AGM), 5.25%, 1/01/46	14,000	14,030,800
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	5,116,000
5.35%, 12/01/42	975	1,024,871
Massachusetts Water Resources Authority, Refunding RB, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,957,580
		23,129,251
Michigan — 8.5%
City of Detroit Michigan, RB, Second Lien:
Series B (AGM), 6.25%, 7/01/36	350	405,937
Series B (AGM), 7.00%, 7/01/36	200	242,026
System, Series A (BHAC), 5.50%, 7/01/36	4,500	4,977,675

Municipal Bonds	Par (000)		Value
Michigan (concluded)
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	$2,200		$2,503,886
Series D (NPFGC), 5.00%, 7/01/28	1,500		1,544,205
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	375		406,669
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	1,700		1,973,666
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,000		1,008,990
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600		675,294
Series II-A, 5.38%, 10/15/36	1,000		1,128,950
Series II-A (AGM), 5.25%, 10/15/36	1,900		2,131,610
Michigan State Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	3,700		3,923,998
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	900		944,676
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Synora):
Series A, 5.50%, 6/01/30	1,000		1,016,990
Series C, 5.45%, 12/15/32	3,900		3,928,470
			26,813,042
Minnesota — 0.7%
City of Minneapolis Minnesota, Fairview Health Services, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800		2,124,864
Dakota County Community Development Agency, RB, Mortgage-Backed Securities Program, Series B, AMT (Ginnie Mae), 5.15%, 12/01/38	—(d	)	4
			2,124,868
Nevada — 2.8%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	2,650		2,724,915
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	1,700		1,853,765
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,500		1,555,890
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	2,700		2,770,902
			8,905,472

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 3.8%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/31	$85	$88,108
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	7,188,095
New Jersey Higher Education Assistance Authority, RB, Series 1, Series 1, AMT, 5.50%, 12/01/26	350	381,143
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT:
5.50%, 12/01/25	500	551,935
5.75%, 12/01/28	200	220,846
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (NPFGC), 5.75%, 6/15/25	1,400	1,825,992
Series B, 5.25%, 6/15/36	1,580	1,777,737
		12,033,856
New York — 2.2%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	610	689,306
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,469,187
New York HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	2,835	2,932,609
		7,091,102
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	520	527,405
Ohio — 0.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	560,703
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	900	960,516
		1,521,219
Pennsylvania — 1.9%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,340	1,380,093
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund:
6.00%, 12/01/36	500	605,675
5.50%, 12/01/41	2,245	2,585,364
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,483,014
		6,054,146

Municipal Bonds	Par (000)	Value
Puerto Rico — 3.9%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series C (b):
6.09%, 8/01/38	$4,070	$1,001,953
6.11%, 8/01/39	5,000	1,164,350
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	620	693,966
6.38%, 8/01/39	3,000	3,502,170
5.50%, 8/01/42	350	383,884
6.00%, 8/01/42	2,500	2,828,150
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.73%, 8/01/41 (b)	10,000	1,994,700
First Sub-Series C, 6.00%, 8/01/39	725	830,864
		12,400,037
South Carolina — 1.2%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	116,416
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,766,070
		3,882,486
Tennessee — 0.4%
Memphis Center City Revenue Finance Corp., RB, Subordinate, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	1,000	1,136,370
Texas — 7.9%
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC), 5.50%, 11/01/33	5,000	5,089,600
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,388,020
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,191,916
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,819,594
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.00%, 1/01/28	2,415	2,820,092
North Texas Tollway Authority, Refunding RB, First Tier System, System (NPFGC), 5.75%, 1/01/40	3,600	3,905,208
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.75%, 8/15/38	4,800	4,889,424
		25,103,854

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2012	4

Schedule of Investments(continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Vermont — 0.6%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (e)	$1,935	$2,025,365
Washington — 1.7%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,400	1,527,484
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	1,000	1,061,870
5.25%, 10/01/39	550	595,474
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series D (AGM), 5.25%, 10/01/33	2,000	2,181,660
		5,366,488
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,200	1,302,132
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, 5.25%, 4/01/39	2,000	2,128,680
		3,430,812
Total Municipal Bonds – 107.8%		341,910,180

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 1.0%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,125,000
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,750	1,916,548
		3,041,548
California — 4.0%
Los Angeles Community College District California, GO, Series A:
Election of 2001 (AGM), 5.00%, 8/01/32	4,330	4,736,197
Election of 2008, 6.00%, 8/01/33	1,699	2,043,139
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,299	2,366,426
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	412,058

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (concluded)
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	$3,030	$3,277,703
		12,835,523
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	780	863,175
District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	855	1,033,712
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,580	1,973,852
		3,007,564
Florida — 5.4%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	4,000	4,278,200
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,197,500
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,189	1,296,380
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36 (e)	4,000	4,206,800
Miami-Dade County Expressway Authority, RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,283,162
		17,262,042
Georgia — 6.6%
City of Atlanta Georgia, RB, General (AGM):
Series B, 5.25%, 1/01/33	4,999	5,363,130
Subordinate Lien, Series C, 5.00%, 1/01/33	15,000	15,619,200
		20,982,330
Hawaii — 1.6%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	5,000	5,211,100
Illinois — 8.2%
City of Chicago Illinois, RB, Sales Tax Revenue, Series A, 5.00%, 1/01/41	700	774,942
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,549	2,768,941
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,499	3,852,788
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	3,500	3,551,310

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Illinois (concluded)
Regional Transportation Authority, RB (NPFGC), 6.50%, 7/01/26	$10,000	$13,866,430
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,130	1,250,903
		26,065,314
Louisiana — 1.5%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	4,600	4,898,126
Massachusetts — 2.5%
Massachusetts School Building Authority, Sales Tax RB, Series A (AGM), 5.00%, 8/15/30	7,195	8,033,080
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,298	3,809,936
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	1,574	1,868,546
		5,678,482
New York — 2.4%
New York City Municipal Water & Sewer Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,226,650
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,005	1,185,247
Port Authority of New York & New Jersey, RB, Consolidated, 143rd series, 5.00%, 10/01/30	3,500	3,729,705
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,200	1,369,416
		7,511,018
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	500	553,180
Puerto Rico — 0.4%
Puerto Rico Sales Tax Financing Corp., RB, Series C, 5.25%, 8/01/40	1,040	1,154,930
South Carolina — 2.5%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	2,725	3,027,693
5.25%, 12/01/29	2,425	2,689,640
5.25%, 12/01/30	880	974,327
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,125	1,279,148
		7,970,808

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
South Dakota — 0.3%
South Dakota HDA, RB, Homeownership, Series K, 5.05%, 5/01/36	$1,000	$1,008,410
Texas — 4.5%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	2,239,635
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	5,904,780
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,470,920
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	1,400	1,548,470
		14,163,805
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	335,415
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,250	1,330,136
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 44.7%		141,905,986
Total Long-Term Investments (Cost – $447,166,231) – 152.5%		483,816,166

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	12,449,924	12,449,924
Total Short-Term Securities (Cost – $12,449,924) – 3.9%		12,449,924
Total Investments (Cost - $459,616,155*) 156.4%		496,266,090
Other Assets Less Liabilities – 1.4%		4,388,474
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (21.1)%		(66,844,848)
AMPS, at Redemption Value – (36.7)%		(116,500,000)
Net Assets Applicable to Common Shares – 100.0%		$317,309,716

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$393,623,804
Gross unrealized appreciation	$37,765,668
Gross unrealized depreciation	(1,944,053)
Net unrealized appreciation	$35,821,615

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Amount is less than $500.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	3,066,084	9,383,840	12,449,924	$1,246

(h)	Represents the current yield as of report date.

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
35	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$4,628,750	$(61,317)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Radian	Radian Financial Guaranty
RB	Revenue Bonds
Syncora	Syncora Guarantee

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$483,816,166	—	$483,816,166
Short-Term Securities	$12,449,924	—	—	12,449,924
Total	$12,449,924	$483,816,166	—	$496,266,090

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]:
Liabilities:
Interest rate contracts	$(61,317)	—	—	$(61,317)
Total	$(61,317)	—	—	$(61,317)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 23, 2012